Accounts payable from acquisition of subsidiaries	12 Months Ended
Dec. 31, 2019
Accounts payable from acquisition of subsidiaries
Accounts payable from acquisition of subsidiaries

17. Accounts payable from acquisition of subsidiaries

Accounts payable from the acquisitions of subsidiaries refer to amounts due to the previous owners for the acquisition of shares or quotas representing the capital of these companies. Debts are restated under contractual clauses and mature as follows:

	December 31
	2019	2018
Installments not subject to restatement	57,246	46,542
Napse installments subject to restatement based on exchange-rate change and LIBOR.	16,960	41,951
Installments subject to restatement based on the change in the CDI rate	284	3,608
Installments subject to restatement based on the change of IPCA	12,666	22,774
Installments subject to restatement based on the change of IGPM	8,253	7,690
Adjustment to present value (**)	(12,340)	(10,078)
	83,069	112,487
Current liabilities	43,432	57,099
Non-current liabilities	39,637	55,388

(*) Amounts related to fixed monthly contractual installments and estimated of earn-outs (reviewed on annual basis)

(**) Amounts related to the APV on the fixed monthly contractual installments and earn-outs

The amount classified in non-current liabilities will be amortized following the schedule below:

	December 31
Period	2019	2018

2020	—	35,373
2021	23,691	14,225
2022	11,715	5,065
2023	4,231	725
	39,637	55,388

Of total amount payable on December 31, 2019, R$83,032 is related to contingent consideration (R$111,545 as of December 31, 2018). The Company and its subsidiaries expect to fully settle amounts related to contingent considerations, and there were no significant changes in expectations in relation to prior year. The fair value of these obligations also considered a market interest rate (Selic). Fair value hierarchy of contingent consideration is classified as level 3 (Note 26).

The changes in the consolidated are shown as follow:

	December 31
	2019	2018
Previous balance	112,487	130,767
Addition due to acquisition (*)	54,723	38,881
Payment of principal/financial charges paid	(48,093)	(45,878)
Restatement of financial charges	11,108	3,057
Contingencies (**)	(7,773)	(5,343)
Earn-Out (***)	(39,383)	(8,997)
	83,069	112,487

(*)Additions for acquisitions, of which R$16,647 for Hiper, R$31,376 for Millennium and R$ 10,685 for Seta

(**) Contingencies arising from the acquired companies, offset by the amounts that the Company and its subsidiaries have to pay to former management.

(***)The amounts refer to reversal of unachieved earn-out goals of the acquirees Neemu, Napse, Percycle, Sback, Itec and Único.